Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Nov. 30, 2019	May 31, 2019	May 31, 2018
Property, Plant and Equipment [Line Items]
Total cost	$ 288,336	$ 122,529
Less accumulated depreciation	(26,431)	(5,298)
Net, property plant and equipment	261,905	$ 117,231
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	52,189
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 236,147